INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible Assets Abstract
INTANGIBLE ASSETS, NET
NOTE 11: -	INTANGIBLE ASSETS, NET

On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000 in consideration for Lavie Bio Ltd.'s shares. This transaction included the following intangible assets (see also Note 18f):

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2023	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2023	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2023	$1,374	$862	$1,072	$3,308
Additions	403	253	315	971

Balance on December 31, 2023	1,777	1,115	1,387	4,279

Amortized cost on December 31, 2023	$5,251	$3,805	$4,113	$13,169

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2022	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2022	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2022	$971	$609	$661	$2,241
Additions	403	253	411	1,067

Balance on December 31, 2022	1,374	862	1,072	3,308

Amortized cost on December 31, 2022	$5,654	$4,058	$4,428	$14,140

Amortization expenses of intangible assets are classified in profit or loss in research and development, net.